Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Related party transactions with affiliates for the years ended December 31, 2016 and 2015, Successor period September 1, 2014 through December 31, 2014, and Predecessor period January 1, 2014 through September 1, 2014 were as follows (in millions):

	Successor			Predecessor
	Twelve Months Ended December 31, 2016	Twelve Months Ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014
Motor fuel sales to affiliates	$62	$20	$—	$2,200
Bulk fuel purchases from affiliates	$1,867	$2,449	$52	$—
Allocated cost of employees	$—	$—	$—	$9
Transportation charges from Susser for delivery of motor fuel	$—	$—	$—	$38
Purchase of stores from Susser	$—	$—	$—	$81